Stock-Based Employee Compensation (Other Equity) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares
Weighted-Average Grant Date Fair Value
Total unrecognized compensation cost | $	$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based awards conversion ratio	1
Number of Awards
Non-vested share units, beginning balance (in shares) | shares	800,585
Granted (in shares) | shares	293,707
Vested (in shares) | shares	(267,134)
Canceled (in shares) | shares	(25,323)
Non-vested share units, ending balance (in shares) | shares	801,835	800,585
Weighted-Average Grant Date Fair Value
Non-vested share units, beginning balance (in dollars per share)	$ 103.32
Granted (in dollars per share)	112.13	$ 122.12	$ 99.03
Vested (in dollars per share)	96.96
Canceled (in dollars per share)	109.32
Non-vested share units, ending balance (in dollars per share)	88.97	103.32
Weighted-average estimated fair value of restricted stock units granted (in dollars per share)	$ 112.13	$ 122.12	$ 99.03
Fair value of shares released on vesting of restricted stock units | $	$ 30,800,000	$ 33,900,000	$ 38,700,000
Total unrecognized compensation cost | $	$ 37,100,000
Weighted-average period of unrecognized compensation cost to be recognized (Years)	1 year 4 months 20 days
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based awards conversion ratio	1
Number of Awards
Non-vested share units, beginning balance (in shares) | shares	302,561
Granted (in shares) | shares	187,924
Vested (in shares) | shares	(198,537)
Canceled (in shares) | shares	(5,931)
Non-vested share units, ending balance (in shares) | shares	286,017	302,561
Weighted-Average Grant Date Fair Value
Non-vested share units, beginning balance (in dollars per share)	$ 88.57
Granted (in dollars per share)	87.39	$ 97.98	$ 84.16
Vested (in dollars per share)	62.49
Canceled (in dollars per share)	95.12
Non-vested share units, ending balance (in dollars per share)	105.76	88.57
Weighted-average estimated fair value of restricted stock units granted (in dollars per share)	$ 87.39	$ 97.98	$ 84.16
Fair value of shares released on vesting of restricted stock units | $	$ 23,000,000.0	$ 27,300,000	$ 10,000,000.0
Total unrecognized compensation cost | $	$ 10,000,000.0
Weighted-average period of unrecognized compensation cost to be recognized (Years)	1 year 21 days
Maximum actual number of shares underlying each performance share award as a percentage of target performance shares	200.00%
Restricted Stock
Number of Awards
Granted (in shares) | shares	194,486
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)		$ 129.23	$ 95.04
Weighted-average estimated fair value of restricted stock units granted (in dollars per share)		$ 129.23	$ 95.04
Total unrecognized compensation cost | $	$ 3,200,000
Weighted-average period of unrecognized compensation cost to be recognized (Years)	1 year 2 months 26 days
Maximum actual number of shares underlying each performance share award as a percentage of target performance shares	200.00%
Restricted Stock | Senior Officers
Number of Awards
Non-vested share units, beginning balance (in shares) | shares	390,198
Granted (in shares) | shares	194,486
Vested (in shares) | shares	(120,329)
Canceled (in shares) | shares	(11,899)
Non-vested share units, ending balance (in shares) | shares	452,456	390,198
Weighted-Average Grant Date Fair Value
Non-vested share units, beginning balance (in dollars per share)	$ 96.03
Granted (in dollars per share)	118.08
Vested (in dollars per share)	66.93
Canceled (in dollars per share)	66.93
Non-vested share units, ending balance (in dollars per share)	114.01	$ 96.03
Weighted-average estimated fair value of restricted stock units granted (in dollars per share)	$ 118.08